UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 21,594,871	$ 3,351,471	¥ 38,425,541
Restricted cash	3,655,717	567,358	78,010
Short-term investment	21,706,448	3,368,788	3,950,747
Trade and notes receivable	3,322,076	515,578	1,123,920
Amounts due from related parties	1,048,656	162,749	169,288
Inventory	1,703,005	264,302	1,081,553
Prepayments and other current assets	1,332,340	206,776	1,422,403
Expected credit loss provision - current	(47,682)	(7,400)	(44,645)
Total current assets	54,315,431	8,429,622	46,206,817
Non-current assets:
Long-term restricted cash	44,385	6,888	41,547
Property, plant and equipment, net	6,032,503	936,230	4,996,228
Intangible assets, net	3		613
Land use rights, net	200,333	31,091	203,968
Long-term investments	1,307,975	202,995	300,121
Amounts due from related parties			617
Right-of-use assets - operating lease	2,348,642	364,504	1,350,294
Other non-current assets	4,813,221	747,000	1,561,755
Expected credit loss provision - non-current	(51,633)	(8,013)	(20,031)
Total non-current assets	14,695,429	2,280,695	8,435,112
Total assets	69,010,860	10,710,317	54,641,929
Current liabilities:
Short-term borrowings	5,310,000	824,099	1,550,000
Trade and notes payable	10,798,315	1,675,872	6,368,253
Amounts due to related parties	810,104	125,726	344,603
Taxes payable	184,766	28,675	181,658
Current portion of operating lease liabilities	646,887	100,395	547,142
Current portion of long-term borrowings	1,562,777	242,539	380,560
Accruals and other liabilities	7,290,806	1,131,516	4,604,024
Total current liabilities	26,603,655	4,128,822	13,976,240
Non-current liabilities:
Long-term borrowings	9,826,612	1,525,066	5,938,279
Non-current operating lease liabilities	1,792,738	278,229	1,015,261
Other non-current liabilities	3,055,570	474,217	1,849,906
Total non-current liabilities	14,674,920	2,277,512	8,803,446
Total liabilities	41,278,575	6,406,334	22,779,686
Commitments and contingencies (Note 24)
MEZZANINE EQUITY
Redeemable non-controlling interests	3,210,985	498,337	4,691,287
Total mezzanine equity	3,210,985	498,337	4,691,287
SHAREHOLDERS' EQUITY
Less: Treasury shares (2,491,715 and 18,540,751 shares as of December 31, 2020 and September 30, 2021,respectively)	(1,849,600)	(287,053)
Additional paid in capital	80,022,293	12,419,266	78,880,014
Accumulated other comprehensive loss	(234,396)	(36,378)	(65,452)
Accumulated deficit	(53,521,799)	(8,306,453)	(51,648,410)
Total NIO Inc. shareholders' equity	24,419,306	3,789,817	27,168,831
Non-controlling interests	101,994	15,829	2,125
Total shareholders' equity	24,521,300	3,805,646	27,170,956
Total liabilities, mezzanine equity and shareholders' equity	69,010,860	10,710,317	54,641,929
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	2,334	362	2,205
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	220	34	220
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 254	$ 39	¥ 254